Taxation - Weighted average of tax rates applicable to accounting profits and loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Profit before tax	£ 2,113	£ 1,797	£ 1,483	£ 1,847	£ 1,720
Tax at average applicable rates	(498)	(418)	(331)
Tax effect of share of results of joint ventures	3	6	3
Income not taxable and expenses not deductible	21	24	18
Non-deductible costs of share based remuneration	(1)	(2)	(2)
Non-deductible disposal-related gains and losses	(2)	1	(2)
Deferred tax assets of the period not recognised	(17)	(8)	(19)
Change in recognition and measurement of deferred tax	5	25	14
Movements in provisions and prior year items	8	46	44
Tax expense	£ (481)	£ (326)	£ (275)
Tax at average applicable rates	23.60%	23.30%	22.30%
Tax effect of share of results of joint ventures	(0.10%)	(0.30%)	(0.20%)
Income not taxable and expenses not deductible	(1.00%)	(1.40%)	(1.20%)
Non-deductible costs of share based remuneration	0.00%	0.10%	0.10%
Non-deductible disposal-related gains and losses	0.10%	(0.10%)	0.10%
Deferred tax assets of the period not recognised	0.80%	0.40%	1.30%
Change in recognition and measurement of deferred tax	(0.20%)	(1.40%)	(0.90%)
Movements in provisions and prior year items	(0.40%)	(2.50%)	(3.00%)
Tax expense	22.80%	18.10%	18.50%